Long-Term Obligations and Other Short-Term Borrowings (Maturities of Long Term Debt for the Next Five Years) (Details) (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
Long-Term Obligations and Other Short-Term Borrowings
2012	$ 326.7
2013	310.7
2014	1.3
2015	532.8
2016	0
Thereafter	1,330.5
Maturities of long-term obligations and other short-term borrowings	$ 2,502.0	$ 2,129.3